Income Taxes - Movements of Valuation Allowance (Detail) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Valuation allowance, Beginning Balance				30,450,912
Valuation allowance, Ending Balance	17,388,482	3,309,450	20,628,460	30,450,912
Acquisition of a subsidiary [Member]
Valuation Allowance [Line Items]
Change in valuation allowance	265,797
Additions [Member]
Valuation Allowance [Line Items]
Change in valuation allowance	15,088,887	4,753,930	6,933,591
Deduction [Member]
Valuation Allowance [Line Items]
Change in valuation allowance	(69,698)	(8,584,922)	(4,721,120)
Reversal [Member]
Valuation Allowance [Line Items]
Change in valuation allowance	(1,046,420)	(11,159,024)	(6,903,561)
Expiration of tax loss [Member]
Valuation Allowance [Line Items]
Change in valuation allowance	(124,898)	(1,258,230)	(5,131,362)
Change in tax rate [Member]
Valuation Allowance [Line Items]
Change in valuation allowance		(1,070,764)
Foreign exchange translation adjustments [Member]
Valuation Allowance [Line Items]
Change in valuation allowance	(34,636)